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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-21435
-----------------------------------------------------------------

                       GENERAL ELECTRIC S&S INCOME FUND
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


                                 S&S Income Fund

   Schedule of Investments (dollars in thousands) - June 30, 2009 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                                           Principal                      Value
                                                                            Amount
Bonds and Notes - 104.3%
------------------------------------------------------------------------------------------------------------------------------------

U.S. Treasuries - 22.8% U.S. Treasury Bonds
3.50%                                          02/15/39                    $ 26,918                     $ 23,276
4.50%                                          05/15/38                      27,882                       28,784
U.S. Treasury Notes
0.76%                                          01/31/11                      11,298                       11,304 (d)
0.95%                                          03/31/11                      60,047                       59,965 (d)
1.04%                                          04/30/11                      80,841                       80,604 (d)
1.06%                                          05/31/11                      38,178                       38,041 (d)
1.25%                                          11/30/10                       1,936                        1,950
1.75%                                          03/31/14                      64,427                       62,313
1.88%                                          02/28/14 - 04/30/14           71,002                       69,091
2.25%                                          05/31/14                      31,635                       31,209
2.38%                                          03/31/16                       1,695                        1,615
2.75%                                          02/15/19                      48,970                       45,863
3.50%                                          02/15/18                         903                          907
3.63%                                          10/31/09                      37,225                       37,635
3.75%                                          11/15/18                       6,341                        6,450
4.50%                                          11/15/10 - 05/15/17            1,712                        1,836
4.63%                                          11/15/09 - 10/31/11           24,735                       25,856
                                                                                                         526,699

Federal Agencies - 10.0%
Federal Home Loan Banks
5.00%                                          11/17/17                       9,790                       10,418 (h)
Federal Home Loan Mortgage Corp.
4.13%                                          12/21/12 - 09/27/13           35,132                       37,320 (h)
4.88%                                          02/09/10                      39,085                       40,137 (h)
5.13%                                          11/17/17                      45,800                       50,267 (h)
Federal National Mortgage Assoc.
2.75%                                          03/13/14                      21,142                       21,097
3.63%                                          02/12/13                      13,604                       14,304
3.88%                                          07/12/13                      55,308                       58,218
                                                                                                         231,761

Agency Mortgage Backed - 32.8%
Federal Home Loan Mortgage Corp.
4.50%                                          06/01/33 - 02/01/35            4,336                        4,330 (h)
5.00%                                          03/01/35 - 06/01/39           52,495                       53,492
5.50%                                          05/01/20 - 04/01/39           29,126                       30,259 (h)
6.00%                                          04/01/17 - 11/01/37           27,188                       28,468 (h)
6.50%                                          01/01/27 - 08/01/36            7,678                        8,200 (h)
7.00%                                          10/01/16 - 08/01/36            2,915                        3,165 (h)
7.50%                                          11/01/09 - 09/01/33              556                          597 (h)
8.00%                                          11/01/30                          12                           13 (h)
8.50%                                          04/01/30 - 05/01/30               37                           42 (h)
9.00%                                          05/01/16 - 11/01/16              157                          173 (h)
5.50%                                          TBA                           29,745                       30,702 (c)
Federal National Mortgage Assoc.
4.00%                                          05/01/19 - 06/01/19            3,784                        3,855 (h)
4.50%                                          05/01/18 - 02/01/35           18,345                       18,753 (h)
4.50%                                          02/01/20                         561                          578 (h,k)
5.00%                                          07/01/20 - 05/01/39           43,344                       44,272 (h)
5.26%                                          04/01/37                       2,586                        2,702 (i)
5.47%                                          04/01/37                       2,155                        2,259 (i)
5.50%                                          01/01/14 - 12/01/38          224,808                      233,194 (h)
5.50%                                          06/01/20                         603                          637 (h,k)
5.50%                                          04/01/37                       2,034                        2,131 (i)
5.52%                                          04/01/37                         969                        1,015 (i)
5.59%                                          04/01/37                       2,619                        2,752 (i)
5.63%                                          03/01/37                         206                          216 (i)
5.68%                                          04/01/37                       1,932                        2,028 (i)
5.72%                                          04/01/37                       1,039                        1,092 (i)
6.00%                                          02/01/14 - 03/01/38           53,006                       55,595 (h)
6.00%                                          10/01/34 - 03/01/35            2,582                        2,715 (h,k)
6.04%                                          10/01/37                       3,244                        3,410 (i)
6.50%                                          01/01/14 - 08/01/36           29,812                       31,914 (h)
6.50%                                          10/01/34 - 12/01/34              572                          613 (h,k)
7.00%                                          08/01/13 - 06/01/36            9,008                        9,837 (h)
7.00%                                          10/01/34                         103                          113 (h,k)
7.50%                                          12/01/09 - 03/01/34            2,832                        3,083 (h)
8.00%                                          12/01/11 - 11/01/33            1,515                        1,646 (h)
8.50%                                          04/01/30 - 05/01/31              209                          228 (h)
9.00%                                          01/01/14 - 12/01/22              963                        1,046 (h)
4.50%                                          TBA                           26,870                       26,811 (c)
5.00%                                          TBA                           12,428                       12,782 (c)
5.50%                                          TBA                           40,525                       41,973 (c)
6.00%                                          TBA                           47,888                       50,044 (c)
6.50%                                          TBA                            6,768                        7,208 (c)
7.00%                                          TBA                            3,690                        4,004 (c)
Government National Mortgage Assoc.
4.13%                                          11/20/21 - 10/20/25               18                           18 (h,i)
4.38%                                          01/20/24 - 03/20/24               11                           11 (h,i)
4.50%                                          08/15/33 - 09/15/34            7,824                        7,869 (h)
4.63%                                          08/20/23 - 09/20/24               16                           17 (h,i)
5.00%                                          08/15/33                       1,798                        1,836 (h,k)
5.38%                                          05/20/21                          12                           12 (h,i)
6.00%                                          04/15/27 - 09/15/36            4,620                        4,847 (h)
6.50%                                          04/15/19 - 09/15/36            6,879                        7,364 (h)
6.50%                                          06/15/34 - 08/15/34              173                          184 (h,k)
7.00%                                          03/15/12 - 10/15/36            3,385                        3,642 (h)
7.00%                                          06/15/34                          61                           66 (h,k)
7.50%                                          11/15/22 - 10/15/33              829                          911 (h)
8.00%                                          12/15/29 - 06/15/30               13                           16 (h)
8.50%                                          10/15/17                         531                          575 (h)
9.00%                                          11/15/16 - 12/15/21            1,459                        1,578 (h)
5.50%                                          TBA                            1,900                        1,962 (c)
                                                                                                         758,855

Agency Collateralized Mortgage Obligations - 2.3%
Collateralized Mortgage Obligation Trust (Class B)
8.78%                                          11/01/18                         251                          201 (d,h,f)
Federal Home Loan Mortgage Corp.
0.24%                                          09/25/43                      17,538                          100 (g,h,i,l)
2.88%                                          11/15/37                       5,098                        4,450 (d,f)
4.50%                                          11/15/13 - 03/15/19            5,071                          333 (g,l)
5.00%                                          10/15/14 - 05/15/38           32,193                        5,764 (g,l)
5.50%                                          04/15/17 - 06/15/33            4,888                          656 (g,h,l)
6.48%                                          04/15/38                      10,801                        1,215 (g,i,l)
7.50%                                          01/15/16                         247                          256 (h)
7.50%                                          07/15/27                          63                            9 (g,h,l)
8.00%                                          04/15/20                         170                          182 (h)
8.00%                                          02/01/23 - 07/01/24              167                           33 (g,h,l)
9.53%                                          12/15/33                       1,970                        1,884 (h,i)
14.75%                                         09/15/34                       2,813                        2,129 (d,f)
Federal Home Loan Mortgage Corp. REMIC
5.73%                                          08/15/37                      19,084                        1,704 (g,i,l)
5.75%                                          05/15/38                      11,148                        1,085 (g,i,l)
Federal Home Loan Mortgage STRIPS
4.60%                                          08/01/27                          41                           34 (d,h,f)
Federal National Mortgage Assoc.
1.19%                                          12/25/42                       2,997                          101 (g,h,i,l)
4.00%                                          02/25/28                          36                           36 (h)
4.50%                                          11/25/13 - 05/25/18            1,123                           52 (g,l)
4.75%                                          11/25/14                         291                            4 (g,h,l)
5.00%                                          08/25/17 - 02/25/32            6,732                          664 (g,h,l)
5.00%                                          10/25/35 - 08/25/38            5,729                        5,575
5.50%                                          01/25/33                       2,693                        2,818
5.99%                                          03/25/37                      14,116                        1,358 (g,i,l)
6.46%                                          05/25/37                      23,292                        2,588 (g,i,l)
6.67%                                          03/25/38                      10,550                        1,178 (g,i,l)
6.69%                                          10/25/29                       4,142                          328 (g,h,i,l)
6.92%                                          01/25/36                       5,020                          513 (g,i,l)
7.19%                                          05/25/18                       1,378                          115 (g,h,i,l)
7.29%                                          09/25/42                      10,778                        1,830 (g,h,i,l)
7.39%                                          08/25/16                       1,704                           95 (g,h,i,l)
15.92%                                         03/25/31                       3,444                        3,820 (h,i)
Federal National Mortgage Assoc. (Class 1)
3.85%                                          11/01/34                       4,005                        3,516 (d,h,f)
4.50%                                          09/01/35 - 01/01/36           16,033                        2,262 (g,l)
5.00%                                          05/25/38                       4,892                          704 (g,l)
Federal National Mortgage Assoc. (Class 2)
4.50%                                          08/01/35                       4,885                          730 (g,h,l)
5.00%                                          08/01/34 - 03/25/38           13,365                        2,103 (g,l)
5.50%                                          12/01/33                       1,337                          205 (g,h,l)
7.50%                                          11/01/23                         763                           17 (g,h,l)
8.00%                                          08/01/23 - 07/01/24              370                           75 (g,h,l)
8.50%                                          03/01/17 - 07/25/22              558                          100 (g,h,l)
9.00%                                          05/25/22                         180                           36 (g,h,l)
Federal National Mortgage Assoc. (Class B)
5.13%                                          12/25/22                         178                          150 (d,h,f)
Federal National Mortgage Assoc. (Class H)
5.00%                                          10/25/22                       1,621                          146 (g,h,l)
Federal National Mortgage Assoc. (Class K)
1008.00%**                                     05/25/22                           -                            5 (g,h,l)
Federal National Mortgage Assoc. REMIC
6.92%                                          08/25/37                       9,979                        1,150 (g,i,l)
Government National Mortgage Assoc.
1.00%                                          11/06/46                       7,583                          367 (g,h,i,k,l)
                                                                                                          52,676

Asset Backed - 5.2%
AmeriCredit Automobile Receivables Trust
0.57%                                          04/07/14                       8,250                        6,770 (d,i,k)
Avis Budget Rental Car Funding AESOP LLC (Class A)
0.57%                                          04/20/11                       8,000                        7,061 (d,i,k)
Bayview Financial Acquisition Trust (Class A)
0.99%                                          02/28/44                       3,191                        2,454 (d,i)
Bear Stearns Asset Backed Securities Trust (Class A)
0.68%                                          01/25/34                         268                          151 (d,i)
Capital One Auto Finance Trust
0.34%                                          04/15/12                      10,875                       10,750 (d,h,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.75%                                          05/25/32                         333                          155 (h,i)
Chase Issuance Trust (Class A)
0.47%                                          11/15/11                      14,000                       13,991 (d,i,k)
Countrywide Asset-Backed Certificates
0.57%                                          07/25/34                       1,597                        1,191 (d,i)
0.83%                                          02/25/35                       3,485                        3,109 (d,h,i)
1.17%                                          05/25/33                          24                           14 (i)
Countrywide Asset-Backed Certificates (Class 2)
1.04%                                          06/25/33                          20                            8 (d,i)
Countrywide Asset-Backed Certificates (Class A)
0.68%                                          08/25/34                          79                           66 (d,h,i)
0.87%                                          08/25/32                         170                           62 (d,h,i)
0.97%                                          04/25/32                         100                           43 (d,h,i)
1.11%                                          03/25/33                         523                          288 (i)
Countrywide Home Equity Loan Trust  (Class 2)
0.58%                                          01/15/30                       4,208                        1,603 (d,i)
Discover Card Master Trust I (Class A)
0.48%                                          04/17/12                      25,700                       25,657 (d,h,i,k)
6.02%                                          06/16/15                       1,500                        1,243 (d,i)
Discover Card Master Trust I (Class B) (Series 2)
10.22%                                         05/15/12                       2,430                        2,079 (d,i)
First Franklin Mortgage Loan Asset Backed Certificates
0.57%                                          11/25/36                       1,677                        1,049 (d,i)
First Franklin Mortgage Loan Asset Backed Certificates  (Class M)
0.89%                                          03/25/35                      10,000                        6,089 (d,i,k)
First Horizon Asset Back Trust (Class A)
0.53%                                          02/25/34                       1,175                          889 (d,i)
Fleet Home Equity Loan Trust (Class A)
0.57%                                          01/20/33                         947                          572 (d,i)
GMAC Mortgage Corp Loan Trust (Class 2)
0.49%                                          08/25/35                       3,621                          994 (d,i,k)
GSAA Trust
0.69%                                          01/25/36                      10,000                        3,879 (d,i,k)
0.71%                                          05/25/34                         448                          219 (d,i)
GSAMP Trust
0.46%                                          12/25/35                       2,553                        2,436 (d,i)
Indymac Residential Asset Backed Trust
0.36%                                          11/25/36                          76                           76 (d,i)
0.55%                                          11/25/36                      10,449                        7,879 (d,i,k)
Indymac Residential Asset Backed Trust (Class M)
2.31%                                          04/25/47                       1,018                           13 (h,i,k)
Irwin Home Equity Corp.
0.46%                                          02/25/36                         449                          120 (b,d,i)
JP Morgan Mortgage Acquisition Corp.
0.28%                                          01/25/36                          51                           51 (d,i)
Long Beach Mortgage Loan Trust
0.41%                                          05/25/36                         933                          853 (d,i,k)
0.60%                                          05/25/36                       2,000                          554 (d,h,i,k)
Mid-State Trust
7.54%                                          07/01/35                         753                          519 (h)
Nissan Auto Lease Trust
0.52%                                          02/15/13                       4,851                        4,808 (d,i,k)
Option One Mortgage Loan Trust (Class A)
1.15%                                          02/25/33                         340                          181 (i)
Residential Asset Mortgage Products Inc.
0.28%                                          03/25/34                          10                           10 (d,h,i)
Residential Asset Mortgage Products Inc. (Class A)
1.00%                                          06/25/32                         101                           51 (d,i)
Residential Asset Securities Corp.
0.41%                                          06/25/36                         705                          675 (d,i,k)
0.81%                                          07/25/32                         296                          113 (d,h,i)
Residential Asset Securities Corp. (Class A)
0.89%                                          06/25/33                         608                          260 (d,i)
0.95%                                          11/25/33                         540                          234 (d,i)
4.16%                                          07/25/30                         122                          115 (h,i)
Residential Funding Mortgage Securities II Inc. (Class A)
0.52%                                          02/25/34                         117                           41 (d,i)
SLM Student Loan Trust (Class A)
1.37%                                          06/15/18                         321                          310 (d,h,i)
Triad Auto Receivables Owner Trust (Class A)
0.52%                                          02/12/14                      11,000                        9,390 (d,h,i,k)
Wachovia Asset Securitization Inc. (Class A)
0.53%                                          06/25/34                         646                          253 (d,i)
Wells Fargo Home Equity Trust
3.97%                                          05/25/34                         482                          464 (h,i)
                                                                                                         119,792

Corporate Notes - 25.1%
Abbott Laboratories
5.88%                                          05/15/16                       2,693                        2,937 (h)
AMC Entertainment Inc.
8.75%                                          06/01/19                       6,269                        5,893 (b)
American Express Company
8.13%                                          05/20/19                       1,256                        1,303
Anheuser-Busch InBev Worldwide Inc.
7.20%                                          01/15/14                       2,472                        2,658 (b)
7.75%                                          01/15/19                       1,236                        1,352 (b)
ARAMARK Corp.
8.50%                                          02/01/15                       5,904                        5,727
Archer-Daniels-Midland Co.
6.45%                                          01/15/38                       4,266                        4,625 (h)
Arizona Public Service Co.
6.25%                                          08/01/16                       3,165                        3,117 (h)
AT&T Inc.
6.40%                                          05/15/38                       5,262                        5,151 (h)
6.70%                                          11/15/13                       3,500                        3,844 (h)
Banco Nacional de Desenvolvimento Economico e Social
6.50%                                          06/10/19                       5,200                        5,210 (b)
Bank of America Corp.
4.88%                                          01/15/13                       7,000                        6,916 (h)
5.75%                                          12/01/17                       8,335                        7,422 (h)
7.38%                                          05/15/14                       3,675                        3,796
Berkshire Hathaway Finance Corp.
5.00%                                          08/15/13                       6,603                        6,927
Bristol-Myers Squibb Co.
5.45%                                          05/01/18                       2,588                        2,742 (h)
5.88%                                          11/15/36                       1,191                        1,226 (h)
Bunge Ltd. Finance Corp.
8.50%                                          06/15/19                       2,005                        2,097
Cargill Inc.
5.20%                                          01/22/13                       2,139                        2,164 (b,h)
6.00%                                          11/27/17                       1,749                        1,741 (b,h)
Carolina Power & Light Co.
5.15%                                          04/01/15                       1,500                        1,578 (h)
5.70%                                          04/01/35                         815                          808 (h)
6.13%                                          09/15/33                       1,032                        1,087 (h)
6.30%                                          04/01/38                       2,000                        2,195
CBS Corp.
8.88%                                          05/15/19                       1,252                        1,220
Chesapeake Energy Corp.
7.25%                                          12/15/18                       6,000                        5,220
Citigroup, Inc.
5.13%                                          05/05/14                       4,121                        3,752
6.50%                                          08/19/13                       8,241                        8,005
8.50%                                          05/22/19                       3,938                        4,006
Clarendon Alumina Production Ltd.
8.50%                                          11/16/21                       1,325                          994 (b,h)
CME Group Inc.
5.40%                                          08/01/13                       5,351                        5,622
Community Health Systems, Inc.
8.88%                                          07/15/15                       6,000                        5,880
ConocoPhillips
6.00%                                          01/15/20                       3,668                        3,927
Consolidated Edison Company of New York Inc.
5.85%                                          04/01/18                       4,158                        4,369
6.65%                                          04/01/19                       2,158                        2,400
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                          01/15/19                       1,244                        1,421 (b)
COX Communications Inc.
6.25%                                          06/01/18                       2,270                        2,244 (b)
7.13%                                          10/01/12                       2,052                        2,206 (h)
7.75%                                          11/01/10                       2,410                        2,509 (h)
Credit Suisse
5.50%                                          05/01/14                       5,934                        6,165
6.00%                                          02/15/18                       5,684                        5,674 (h)
CSX Corp.
6.25%                                          03/15/18                       2,364                        2,384
CVS Caremark Corp.
5.75%                                          06/01/17                       2,133                        2,144 (h)
6.60%                                          03/15/19                       1,106                        1,182
DASA Finance Corp.
8.75%                                          05/29/18                       1,072                        1,055
Diageo Capital PLC
5.20%                                          01/30/13                       2,074                        2,157 (h)
7.38%                                          01/15/14                       2,143                        2,425
Dover Corp.
6.50%                                          02/15/11                       1,930                        2,057 (h)
Duke Energy Indiana Inc.
6.35%                                          08/15/38                       5,212                        5,719
Dynegy Holdings Inc.
7.50%                                          06/01/15                       6,000                        5,003
Eli Lilly & Co.
4.20%                                          03/06/14                       4,026                        4,145
Emerson Electric Company
5.00%                                          04/15/19                       1,654                        1,664
Empresa Nacional del Petroleo
6.25%                                          07/08/19                         700                          694 (b)
EOG Resources, Inc.
5.88%                                          09/15/17                       2,866                        3,048
6.88%                                          10/01/18                       3,250                        3,691
ERP Operating LP (REIT)
5.25%                                          09/15/14                       1,253                        1,190
European Investment Bank
4.88%                                          01/17/17                       5,000                        5,262
GlaxoSmithKline Capital Inc.
4.85%                                          05/15/13                       2,952                        3,088
6.38%                                          05/15/38                       2,132                        2,318
Globo Comunicacao e Participacoes S.A.
7.25%                                          04/26/22                         290                          283 (b)
HCA Inc.
9.25%                                          11/15/16                       5,368                        5,287
Hewlett-Packard Co.
5.50%                                          03/01/18                       2,127                        2,236 (h)
Host Hotels & Resorts LP (REIT)
9.00%                                          05/15/17                       6,892                        6,565 (b)
HSBC Bank USA N.A.
4.63%                                          04/01/14                       1,815                        1,782 (h)
7.00%                                          01/15/39                       3,250                        3,435
HSBC Finance Corp.
6.75%                                          05/15/11                       1,975                        2,031 (h)
HSBC Holdings PLC
6.50%                                          05/02/36                         625                          610 (h)
6.80%                                          06/01/38                       3,000                        3,015
Hutchison Whampoa International 09 Ltd.
7.63%                                          04/09/19                         700                          776 (b)
IIRSA Norte Finance Ltd.
8.75%                                          05/30/24                       3,142                        2,922 (b,h)
Industrial Bank Of Korea
7.13%                                          04/23/14                         800                          825 (b)
Ingles Markets, Inc.
8.88%                                          05/15/17                       3,116                        3,069 (b)
Intergen N.V.
9.00%                                          06/30/17                       4,202                        3,981 (b,h)
International Business Machines Corp.
7.63%                                          10/15/18                       2,400                        2,869
Johnson & Johnson
5.85%                                          07/15/38                       2,058                        2,206
JPMorgan Chase & Co.
6.40%                                          05/15/38                       3,248                        3,256
7.00%                                          11/15/09                       3,965                        4,027 (h)
5.88%                                          06/13/16                       3,190                        3,074 (h)
Kellogg Co.
5.13%                                          12/03/12                       1,964                        2,099
Kimberly-Clark Corp.
7.50%                                          11/01/18                       1,152                        1,386
Korea Hydro & Nuclear Power Company Ltd.
6.25%                                          06/17/14                       1,000                          998 (b)
Kraft Foods Inc.
6.75%                                          02/19/14                       1,140                        1,250
Kreditanstalt fuer Wiederaufbau
3.50%                                          03/10/14                      13,305                       13,553
4.13%                                          10/15/14                       7,696                        7,779
4.50%                                          07/16/18                       4,964                        5,086
Majapahit Holding BV
7.25%                                          10/17/11                       2,200                        2,156 (b)
7.75%                                          10/17/16                         400                          352 (b)
McDonald's Corp.
6.30%                                          03/01/38                       4,342                        4,701 (h)
MDC-GMTN B.V.
7.63%                                          05/06/19                       1,300                        1,313 (b)
Merrill Lynch & Company Inc.
6.05%                                          08/15/12                       2,147                        2,153
6.88%                                          04/25/18                       4,433                        4,103
MetLife, Inc. (Series A)
6.82%                                          08/15/18                       3,712                        3,738
Midamerican Energy Holdings Co.
6.13%                                          04/01/36                       2,165                        2,140 (h)
Morgan Stanley
5.05%                                          01/21/11                       2,295                        2,340
6.00%                                          04/28/15                       2,134                        2,128
7.30%                                          05/13/19                       4,957                        5,140
Morgan Stanley (Series F)
6.63%                                          04/01/18                       3,100                        3,090
Munich Re America Corp. (Series B)
7.45%                                          12/15/26                       1,935                        1,782 (h)
New York Life Global Funding
5.38%                                          09/15/13                       2,268                        2,347 (b)
NGPL Pipeco LLC
7.12%                                          12/15/17                       2,195                        2,301 (b)
Northern States Power Co.
6.25%                                          06/01/36                       1,240                        1,358 (h)
Northern Trust Corp.
4.63%                                          05/01/14                       2,372                        2,437
NorthWestern Corp.
5.88%                                          11/01/14                       3,875                        3,941 (h)
Novartis Capital Corp.
4.13%                                          02/10/14                       2,384                        2,454
NRG Energy, Inc.
7.38%                                          02/01/16                       5,370                        5,081
Oncor Electric Delivery Company
5.95%                                          09/01/13                       2,817                        2,931
OPTI Canada Inc.
8.25%                                          12/15/14                       2,725                        1,798
Oracle Corp.
5.00%                                          07/08/19                       2,498                        2,489
5.75%                                          04/15/18                         852                          899
Pacific Gas & Electric Co.
5.80%                                          03/01/37                       2,045                        2,055
Pacificorp
6.25%                                          10/15/37                       2,106                        2,295
Parker Hannifin Corp.
5.50%                                          05/15/18                       3,249                        3,322
Pemex Finance Ltd.
9.03%                                          02/15/11                       2,359                        2,524 (h)
PepsiAmericas, Inc.
5.00%                                          05/15/17                         949                          904
PepsiCo, Inc.
5.00%                                          06/01/18                       1,652                        1,698
7.90%                                          11/01/18                       3,662                        4,455
Petroleos Mexicanos
8.00%                                          05/03/19                         622                          675 (b)
Pfizer Inc.
6.20%                                          03/15/19                       2,326                        2,544
7.20%                                          03/15/39                       1,160                        1,377
JP Morgan Chase & Co.
5.38%                                          10/01/12                       2,068                        2,166
Potomac Electric Power Co.
7.90%                                          12/15/38                         866                        1,069
President and Fellows of Harvard College
5.00%                                          01/15/14                       2,500                        2,666 (b)
Princeton University (Series A)
4.95%                                          03/01/19                         809                          819
5.70%                                          03/01/39                         694                          695
Principal Financial Group, Inc.
8.88%                                          05/15/19                       3,668                        3,851
Prudential Financial, Inc.
7.38%                                          06/15/19                       2,509                        2,463
Public Service Company of Colorado
7.88%                                          10/01/12                       3,330                        3,858 (h)
RailAmerica, Inc.
9.25%                                          07/01/17                       5,458                        5,267 (b)
Rio Tinto Finance USA Ltd.
8.95%                                          05/01/14                       1,254                        1,394
9.00%                                          05/01/19                       1,737                        1,931
Roche Holdings Inc.
6.00%                                          03/01/19                       2,262                        2,412 (b)
Rogers Communications Inc.
6.80%                                          08/15/18                       5,926                        6,353
Sabine Pass LNG LP
7.25%                                          11/30/13                       1,825                        1,547
7.50%                                          11/30/16                       3,310                        2,673
Safeway Inc.
6.25%                                          03/15/14                       1,820                        1,953
Security Benefit Life Insurance
8.75%                                          05/15/16                       2,190                          657 (b)
Simon Property Group LP (REIT)
6.75%                                          05/15/14                       1,254                        1,260
Southern California Edison Co.
5.50%                                          08/15/18                       4,250                        4,509
Standard Bank London Holdings PLC for NAK Naftogaz Ukrainy
8.13%                                          09/30/09                       2,300                        2,001
Standard Chartered Bank Hong Kong Ltd.
4.38%                                          12/03/14                       3,730                        3,581 (i)
Talisman Energy Inc.
7.75%                                          06/01/19                         988                        1,095
Teck Resources Ltd.
9.75%                                          05/15/14                       2,508                        2,596 (b)
10.75%                                         05/15/19                       3,764                        4,046 (b)
Telecom Italia Capital S.A.
6.20%                                          07/18/11                       3,491                        3,614
7.18%                                          06/18/19                       3,510                        3,558
Telefonica Emisiones SAU
5.86%                                          02/04/13                       3,075                        3,241
5.88%                                          07/15/19                       2,499                        2,576
Tesco PLC
5.50%                                          11/15/17                       1,800                        1,834 (b)
The Allstate Corp.
7.45%                                          05/16/19                       1,836                        1,986
The Bear Stearns Companies LLC
6.95%                                          08/10/12                       6,270                        6,815 (h)
The Goldman Sachs Group, Inc.
6.00%                                          05/01/14                       6,996                        7,301
6.60%                                          01/15/12                         689                          734 (h)
7.50%                                          02/15/19                       5,294                        5,669
The Kroger Co.
6.15%                                          01/15/20                       4,302                        4,395
The Potomac Edison Co.
5.35%                                          11/15/14                       1,520                        1,455 (h)
The Procter & Gamble Co.
5.50%                                          02/01/34                       1,154                        1,176
The Toledo Edison Company
7.25%                                          05/01/20                       1,184                        1,318
The Travelers Companies, Inc.
5.80%                                          05/15/18                       2,150                        2,210
Thomson Reuters Corp.
5.95%                                          07/15/13                       4,282                        4,380
6.50%                                          07/15/18                       2,144                        2,231
TIAA Global Markets Inc.
4.95%                                          07/15/13                       2,919                        3,000 (b)
Time Warner Cable Inc.
6.20%                                          07/01/13                       2,408                        2,537
6.75%                                          07/01/18                       7,894                        8,222
8.25%                                          04/01/19                       1,130                        1,282
8.75%                                          02/14/19                       3,498                        4,075
TransCanada Pipelines Ltd.
6.50%                                          08/15/18                         857                          932
Transocean Inc.
6.00%                                          03/15/18                       2,121                        2,205
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                          02/11/10                       2,400                        2,415
Union Electric Co.
6.70%                                          02/01/19                       4,046                        4,228
United Technologies Corp.
6.13%                                          07/15/38                       2,433                        2,641
Vedanta Resources PLC
9.50%                                          07/18/18                         900                          747 (b)
Verizon Communications Inc.
5.25%                                          04/15/13                       3,046                        3,197
6.35%                                          04/01/19                       1,524                        1,585
6.40%                                          02/15/38                       1,350                        1,322
6.90%                                          04/15/38                       2,140                        2,232
8.75%                                          11/01/18                       3,262                        3,864
Verizon Global Funding Corp.
7.25%                                          12/01/10                       3,889                        4,141 (h)
Verizon Pennsylvania Inc.
8.75%                                          08/15/31                       2,125                        2,406 (h)
Verizon Wireless Capital LLC
5.55%                                          02/01/14                       6,882                        7,306 (b)
7.38%                                          11/15/13                       6,113                        6,837 (b)
Walgreen Co.
4.88%                                          08/01/13                       3,850                        4,085
5.25%                                          01/15/19                       3,687                        3,835
Wal-Mart Stores, Inc.
5.80%                                          02/15/18                       4,270                        4,651
6.20%                                          04/15/38                       3,254                        3,574
WEA Finance LLC
7.50%                                          06/02/14                       3,750                        3,718 (b)
WellPoint, Inc.
6.00%                                          02/15/14                       1,254                        1,277
Wells Fargo & Co.
4.38%                                          01/31/13                       2,700                        2,723
5.63%                                          12/11/17                       1,045                        1,029
Westar Energy, Inc.
7.13%                                          08/01/09                       2,215                        2,214 (h)
Wyeth
5.50%                                          03/15/13                       4,274                        4,569
XTO Energy Inc.
6.38%                                          06/15/38                       1,677                        1,678
6.50%                                          12/15/18                         933                        1,001
                                                                                                         581,660

Non-Agency Collateralized Mortgage Obligations - 5.0% Banc of America Commercial
Mortgage Inc.
5.32%                                          09/10/47                       3,131                        2,899 (h)
Banc of America Commercial Mortgage Inc. (Class C)
5.88%                                          04/10/49                       2,000                          417 (h,i,k)
Banc of America Funding Corp.
5.61%                                          03/20/36                       1,732                          155 (h,i,k)
5.71%                                          02/20/36                       2,967                          452 (h,i,k)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                          01/25/36                       1,826                          211 (h,i)
5.54%                                          02/25/36                       1,378                          283 (h,i)
Bear Stearns Commercial Mortgage Securities
4.75%                                          02/13/46                       4,870                        4,237 (i)
5.24%                                          12/11/38                       2,070                        1,112
5.33%                                          02/11/44                       3,410                        2,760
5.48%                                          10/12/41                       4,563                        4,432 (h)
5.57%                                          03/11/39                       1,472                        1,439 (h,i)
5.61%                                          06/11/50                       3,540                        3,198
5.69%                                          06/11/50                       2,440                        1,998 (i)
Bear Stearns Commercial Mortgage Securities (Class A)
5.54%                                          10/12/41                       4,900                        4,162
5.63%                                          04/12/38                       1,442                        1,412 (i)
5.92%                                          06/11/50                       2,225                        1,227 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
6.18%                                          09/11/42                         700                          113 (h,i,k)
Countrywide Alternative Loan Trust
5.94%**                                        05/25/36                         467                            - (h,i,k)
6.00%                                          03/25/36 - 08/25/36            2,013                            3 (h,k)
Countrywide Alternative Loan Trust (Class B)
6.00%                                          05/25/36 - 08/25/36            1,321                           33 (h,k)
Credit Suisse Mortgage Capital Certificates
5.47%                                          09/15/39                       3,967                        2,776 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.64%                                          02/25/36                         966                           85 (h,i,k)
CS First Boston Mortgage Securities Corp.
0.83%                                          07/15/37                      37,269                          621 (h,i,k)
1.59%                                          03/15/35                      53,308                          509 (h,i,k)
5.34%                                          10/25/35                       1,632                          180 (h,i,k)
First Horizon Alternative Mortgage Securities (Class B)
5.98%**                                        05/25/36                         421                            - (h,i,k)
Greenwich Capital Commercial Funding Corp.
5.60%                                          12/10/49                       5,280                        4,778
Impac CMB Trust
0.57%                                          04/25/35                       1,824                          867 (d,h,i)
Impac CMB Trust (Class 1)
0.67%                                          10/25/34                       4,218                        2,550 (d,i)
Impac Secured Assets CMN Owner Trust
0.70%                                          03/25/36                       2,692                          866 (d,i)
Impac Secured Assets CMN Owner Trust (Class A)
0.56%                                          11/25/36                       9,462                        1,454 (d,h,i)
Indymac INDA Mortgage Loan Trust
5.12%                                          01/25/36                         473                           16 (h,i,k)
Indymac INDA Mortgage Loan Trust (Class B)
5.12%                                          01/25/36                         949                           93 (h,i,k)
Interstar Millennium Trust (Class A)
1.03%                                          03/14/36                         513                          411 (i)
JP Morgan Alternative Loan Trust
0.37%                                          10/25/36                       2,431                        2,158 (d,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
5.34%                                          08/12/37                       6,850                        6,097 (i)
6.07%                                          02/12/51                       6,200                        3,848
6.26%                                          02/15/51                       3,070                        1,383 (i)
6.40%                                          02/12/51                       1,080                           72 (h,i,k)
LB Commercial Conduit Mortgage Trust
5.84%                                          07/15/44                       1,980                        1,841 (i)
LB-UBS Commercial Mortgage Trust
0.85%                                          09/15/39                     133,777                        2,637 (h,i,k)
0.92%                                          01/18/12                      62,068                          777 (h,i,k)
1.00%                                          01/15/36                      21,646                          792 (h,k)
4.95%                                          09/15/30                       2,230                        1,911
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                          07/14/16                         750                          710 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.45%                                          07/15/40                       1,915                          123 (h,i,k)
LB-UBS Commercial Mortgage Trust (Class X)
0.30%                                          12/15/39                      51,475                          561 (h,i,k)
0.63%                                          03/15/32                      49,839                          145 (h,i,k)
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.71%                                          10/15/17                       7,000                        6,436 (d,h,i,k)
0.76%                                          10/15/17                       4,000                        3,488 (d,h,i,k)
MASTR Alternative Loans Trust
5.00%                                          08/25/18                       1,535                          143 (g,h,l)
Medallion Trust (Class A)
1.29%                                          08/22/36                       1,576                        1,360 (d,i)
MLCC Mortgage Investors Inc.
5.24%                                          02/25/36                       1,505                           91 (h,i)
Morgan Stanley Capital I
0.89%                                          01/15/21                       8,005                        1,601 (b,d,i)
5.16%                                          10/12/52                       3,500                        2,967 (i)
5.28%                                          12/15/43                       2,021                        1,927 (h)
5.33%                                          12/15/43                       2,021                        1,511 (h)
5.39%                                          11/12/41                       4,629                        1,689 (h,i)
5.44%                                          02/12/44                       2,017                        1,695 (b,h)
5.69%                                          04/15/49                      14,950                       10,897 (h,i)
5.71%                                          07/12/44                       3,000                        2,529 (h)
7.11%                                          04/15/33                         111                          111 (h,i)
Morgan Stanley Capital I (Class A)
5.36%                                          02/12/44                       3,000                        2,740 (h)
Morgan Stanley Dean Witter Capital I (Class A)
5.72%                                          12/18/32                          39                           39 (h)
MortgageIT Trust (Class A)
0.61%                                          08/25/35                       3,733                        2,074 (d,i)
National RMBS Trust
1.40%                                          03/20/34                         747                          649 (d,i)
Nomura Asset Securities Corp. (Class A)
6.59%                                          03/15/30                         101                          101 (h)
Opteum Mortgage Acceptance Corp.
0.28%                                          02/25/35                       1,146                          607 (d,h,i)
Residential Accredit Loans Inc.
6.00%                                          01/25/36                       2,467                           91 (h,k)
6.01%                                          01/25/36                         183                           10 (h,i,k)
Residential Funding Mortgage Securities I
5.75%                                          01/25/36                         571                          151 (h)
5.75%                                          01/25/36                       1,137                          294 (h,k)
Sequoia Mortgage Trust
0.58%                                          06/20/34                         214                          133 (d,h,i)
Structured Asset Securities Corp. (Class X)
2.17%**                                        02/25/28                       5,214                            - (i,k)
Thornburg Mortgage Securities Trust (Class A)
0.99%                                          04/25/43                         399                          326 (d,i)
WaMu Mortgage Pass Through Certificates
0.64%                                          01/25/45                       1,037                          509 (d,h,i)
0.65%                                          01/25/45                         804                          370 (d,i)
WaMu Mortgage Pass Through Certificates (Class A)
0.86%                                          07/25/44                       1,290                          617 (d,i)
Wells Fargo Mortgage Backed Securities Trust
5.39%                                          08/25/35                       4,129                          332 (h,i)
5.50%                                          01/25/36 - 03/25/36            3,115                          519 (h)
Wells Fargo Mortgage Backed Securities Trust (Class B)
5.50%                                          03/25/36                       2,860                          571 (h)
                                                                                                         115,382

Sovereign Bonds - 0.9%
Government of Brazil
8.00%                                          01/15/18                       2,096                        2,348 (h)
Government of Colombia
7.38%                                          03/18/19 - 09/18/37            2,100                        2,175
Government of Dominican
9.50%                                          09/27/11                       2,543                        2,518
Government of Indonesia
10.38%                                         05/04/14                         700                          798 (b)
11.63%                                         03/04/19                         900                        1,140 (b)
Government of Korea
5.75%                                          04/16/14                         808                          828
Government of Manitoba Canada
4.90%                                          12/06/16                       2,120                        2,193 (h)
Government of Panama
6.70%                                          01/26/36                       1,965                        1,906
Government of Philippine
8.38%                                          06/17/19                       1,400                        1,610
Government of Quebec Canada
7.50%                                          09/15/29                       3,115                        3,819
Government of Ukraine
7.75%                                          09/23/09                         400                          376
Government of Venezuela
5.38%                                          08/07/10                       1,866                        1,749
10.75%                                         09/19/13                         268                          221
                                                                                                          21,681

Municipal Bonds and Notes - 0.2%
Dallas Area Rapid Transit
6.00%                                          12/01/44                       1,560                        1,580
New Jersey State Turnpike Authority
7.41%                                          01/01/40                       2,590                        3,015
New Jersey Transportation Trust Fund Authority
6.88%                                          12/15/39                         880                          895
                                                                                                           5,490

Total Bonds and Notes                                                                                  2,413,996
 (Cost $2,499,092)



------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.3%
------------------------------------------------------------------------------------------------------------------------------------


GEI Investment Fund                                                                                        6,217 (j)
 (Cost $11,303)

Total Investment in Securities                                                                         2,420,213
 (Cost $2,510,395)


------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 2.8%
------------------------------------------------------------------------------------------------------------------------------------


Federal Agencies - 1.0%
Federal Home Loan Mortgage Corp. Discount Notes
0.21%                                          09/21/09                      24,791                       24,782 (d)

Agency - 1.1%
U.S. Treasury Bill
0.22%                                          10/22/09                      25,000                       24,984 (d)
                                                                                                          49,766
Time Deposit  - 0.7%
State Street Corp.
0.01%                                          07/01/09                      15,712                       15,712 (e)

Total Short-Term Investments                                                                              65,478
 (Cost $65,472)

Total Investments                                                                                      2,485,691
 (Cost $2,575,867)

Liabilities in Excess of Other Assets, net - (7.4)%                                                     (172,091)


                                                                                                -----------------
NET ASSETS - 100.0%                                                                                   $2,313,600
                                                                                                =================



------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The S&S Income Fund had the following short futures contracts open at June 30, 2009 (unaudited):

                                                                     Number of        Current Notional     Unrealized Appreciation/
    Description                                 Expiration date      Contracts            Value                  (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------

2 Yr. U.S.Treasury Notes Futures                   9/30/2009          189         $(40,865)                        $ (26)
5 Yr. U.S.Treasury Notes Futures                   9/30/2009           93           (10669)                            2
10 Yr. U.S.Treasury Notes Futures                  9/21/2009         1728          (200907)                        (1767)


                                                                                                         -----------------
                                                                                                                 $ (1,791)
                                                                                                         =================


            Notes to Schedules of Investments (dollars in thousands)
                           June 30, 2009 (unaudited)



(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to $100,084; or 4.33% of net assets for the GE S&S Income Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)      Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2009.

(j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Illiquid Securities at June 30, 2009, these securities amounted to $113,825; or 4.92% of net assets for the GE S&S Income Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(l) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based

       The maturity date disclosed for fixed income securities represents the earlier of the first call date; the next interest reset date or the ultimate maturity date.



+ Percentages are based on net assets as of June 30, 2009.

* Less than 0.1%

** Amount less than 500

Abbreviations:

ADR         American Depository Receipt
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced

SECURITY VALUATION AND TRANSACTIONS

The Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on recent trading activity and other relevant information which may include market interest rate curves, referenced credit spreads and estimated prepayment rates where applicable. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations. The Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price. Short-term investments with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized cost, which approximates market value.

All assets and liabilities of the Fund that are initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund's Board of Directors that are designed to establish its "fair" value. Those procedures require that the fair value of a security be established by the fair valuation committee. The fair valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment by the Fund in the appropriate circumstances. Examples of the types of securities that may be fair valued include: thinly traded or illiquid investments, high-yield securities or foreign securities.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Fund's fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which the Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2) quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

S&S Income Fund
                                                                 Level 1            Level 2            Level 3             Total
                                                            ------------------------------------------------------------------------
Investments in Securities                                        $     -      $2,465,730,431       $19,960,149       $2,485,690,580
Other Financial Instruments                                 $ (1,791,119)            $      -           $     -       $  (1,791,119)


Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.

                                                                                     investments                    other financial
                                                                                    in securities                     instruments
                                                                                 --------------------               ----------------
Balance at 12/31/08                                                                    $ 164,315,437                       $      -
          Accrued discounts/premiums                                                       (170,115)                              -
          Realized gain (loss)                                                          (16,174,293)                              -
          Change in unrealized appreciation (depreciation)                              (20,611,384)                              -
          Net purchases (sales)                                                         (87,176,085)                              -
          Net transfers in and out of Level 3                                              7,923,433                              -
                                                                                 --------------------------------------------------
Balance at 6/30/09                                                                      $ 48,106,993                       $      -
Change in unrealized loss relating to securities still
  held at 6/30/09                                                                     $ (20,712,799)

Transfers in and out of Level 3 are considered to occur at the beginning of the period.


Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

                                           Asset Derivatives June 30, 2009
                                  ----------------------------------------------------------------
Derivatives not accounted                                          Notional Value/
for as hedging instruments                   Balance              No. of Contracts
under FASB Statement 133                  Sheet Location           Long/(Short)        Fair Value
                                  ----------------------------------------------------------------



                                  Liability Derivatives June 30, 2009
                                  ---------------------------------------------------------------
Derivatives not accounted                                           Notional Value/
for as hedging instruments                   Balance               No. of Contracts
under FASB Statement 133                  Sheet Location            Long/(Short)       Fair Value
                                  ---------------------------------------------------------------

S&S Income Fund
-------------------------------------------------------------------------------------------------
Interest Rate Contracts           Receiveables, Net Assets -         219,900,000      (1,791,119)*
                                  Unrealized Appreciation/
                                  (Depreciation)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Income Fund

By:   //S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated


Date:  August 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  August 26, 2009